As filed with the Securities and Exchange Commission on April 30, 2008

1933 Act Registration Number: 33-53698
1940 Act Registration Number: 811-07322

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:		X
Pre-Effective Amendment Number
Post-Effective Amendment Number	39

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:		X
Amendment Number	40

The Integrity Funds
(Exact Name of Registrant as Specified in Charter)

1 North Main, Minot, North Dakota 58703
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (701) 852-5292

With a copy to:
Robert E. Walstad	Mark J. Kneedy
Integrity Mutual Funds, Inc.	Chapman and Cutler LLP
1 North Main Street	111 West Monroe Street
Minot, ND 58703	Chicago, IL 60603

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):
Immediate upon filing pursuant to paragraph (b)
X	On May 30, 2008, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On _____________, pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On _____________, pursuant to paragraph (a)(2)

If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

NOTE:

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 36 to its Registration Statement until May 30, 2008. Parts A and B of Registrant's Post-Effective Amendment No. 36 under the Securities Act of 1933 and Post-Effective Amendment No. 37 under the Investment Company Act of 1940, filed on January 22, 2008, are incorporated by reference herein.

The filing relates only to the Integrity Asset Allocation Fund and does not affect any other series of the Registrant.

PART C OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)		Declaration of Trust dated October 31, 1997[1]

(b)		By-laws of Registrant[1]

(c)	(1)	Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.001 per share, dated October 31, 1997[1]

	(2)	Amended Certificate of Series Designation dated November 19, 2007[13]

(d)	(1) (i)	Investment Advisory Agreement between Registrant and Integrity Money Management, Inc. ("Integrity") on behalf of the Integrity Small Cap Growth Fund[2]

	(ii)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity High Income Fund[3]

	(iii)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Growth & Income Fund[4]

	(iv)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Total Return Income Fund[11]

	(v)	Investment Advisory Agreement between Registrant and Integrity on behalf of the Integrity Asset Allocation Fund[13]

	(2) (i)	Sub-Investment Advisory Agreement between SMH Capital Advisors, Inc. and Integrity on behalf of the Integrity High Income Fund[3]

	(ii)	Sub-Investment Advisory Agreement between SMH Capital Advisors, Inc. and Integrity on behalf of the Integrity Total Return Income Fund[3]

(e)	(1)	Distribution Agreement between Registrant and Integrity Funds Distributor, Inc. ("IFD") on behalf of the Integrity Small Cap Growth Fund[2]

	(2)	Distribution Agreement between Registrant and IFD on behalf of the Integrity High Income Fund[3]

	(3)	Distribution Agreement between Registrant and IFD on behalf of the Integrity Growth & Income Fund[4]

	(4)	Distribution Agreement between Registrant and IFD on behalf of the Integrity Total Return Income Fund[11]

	(5)	Distribution Agreement between Registrant and IFD on behalf of the Integrity Asset Allocation Fund[11]

(f)		Not Applicable

(g)		Custody Agreement with Wells Fargo Bank, N.A. on behalf of all Series[13]

(h)	(1)	Amended and Restated Transfer Agency Agreement between Registrant and Integrity Fund Services, Inc. on behalf of all Series[11]

	(2)	Amended and Restated Administrative and Accounting Services Agreement between Registrant and Integrity Fund Services, Inc. on behalf of all Series[11]

	(3)	Management Fee Waiver and Expense Reimbursement Agreement between Registrant and Integrity on behalf of the Integrity Total Return Income Fund[11]

	(4)	Management Fee Waiver and Expense Reimbursement Agreement between Registrant and Integrity on behalf of the Integrity Asset Allocation Fund[13]

(i)	(1)	Opinion and Consent of Underberg & Kessler LLP dated December 3, 1997[1]

	(2)	Opinion and Consent of Dechert LLP dated September 5, 2003[2]

	(3)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP[3]

	(4)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP dated December 8, 2004[7]

	(5)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP dated February 25, 2005[8]

	(6)	Consent of Sutherland Asbill & Brennan LLP dated April 27, 2006[9]

	(7)	Opinion and Consent of Chapman and Cutler LLP[11]

	(8)	Opinion and Consent of Chapman and Cutler LLP[13]

(j)		Consent of Independent Auditors--Brady, Martz & Associates[13]

(k)		Not Applicable

(l)		Not Applicable

(m)	(1) (i)	Shareholder Services Plan for the Integrity Small Cap Growth Fund[3]

	(ii)	Shareholder Services Plan for the Integrity High Income Fund[10]

	(iii)	Shareholder Services Plan for the Integrity Growth & Income Fund[4]

	(iv)	Shareholder Services Plan for the Integrity Total Return Income Fund[11]

	(v)	Shareholder Services Plan for the Integrity Asset Allocation Fund[13]

	(2)	Form of Dealer Agreement[2]

(n)	(1)	Multiple Class Plan adopted pursuant to Rule 18f-3 for the Integrity Small Cap Growth Fund[4]

(2)		Multiple Class Plan adopted pursuant to Rule 18f-3 for the Integrity High Income Fund[4]

(3)		Multiple Class Plan adopted pursuant to Rule 18f-3 for the Integrity Growth & Income Fund[4]

(4)		Multiple Class Plan adopted pursuant to Rule 18f-3 for the Integrity Total Return Income Fund[11]

(5)		Multiple Class Plan adopted pursuant to Rule 18f-3 for the Integrity Asset Allocation Fund[13]

(o)		Reserved

(p)		Code of Ethics[11]

(z)		Power of Attorney Authorization[14]

[1] Previously filed with and incorporated by reference to Post-Effective Amendment No. 6 filed on December 8, 1997.
[2] Previously filed with and incorporated by reference to Post-Effective Amendment No. 21 filed on September 5, 2003.
[3] Previously filed with and incorporated by reference to Post-Effective Amendment No. 23 filed on April 27, 2004.
[4] Previously filed with and incorporated by reference to Post-Effective Amendment No. 26 filed on April 25, 2005.
[5] Previously filed with and incorporated by reference to Post-Effective Amendment No. 28 filed on July 29, 2005.
[6] Previously filed with and incorporated by reference to Post-Effective Amendment No. 19 filed on May 23, 2003.
[7] Previously filed with and incorporated by reference to Post-Effective Amendment No. 24 filed on December 16, 2004.
[8] Previously filed with and incorporated by reference to Post-Effective Amendment No. 25 filed on February 25, 2005.
[9] Previously filed with and incorporated by reference to Post-Effective Amendment No. 29 filed on April 27, 2006.
[10] Previously filed with and incorporated by reference to Post-Effective Amendment No. 32 filed on April 27, 2007.
[11] Previously filed with and incorporated by reference to Post-Effective Amendment No. 34 filed on October 1, 2007.
[12] Previously filed with and incorporated by reference to Post-Effective Amendment No. 35 filed on October 12, 2007.
[13] To be filed on amendment.
[14] Previously filed with and incorporated by reference to Post-Effective Amendment No. 37 filed on April 3, 2008.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Not Applicable.

ITEM 25. INDEMNIFICATION.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the provisions of the Registrant's Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Declaration of Trust provides with regard to indemnification that:

(a)

The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust) by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him/her in connection with such action, suit or proceeding if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, or, with respect to any criminal action or proceedings, that he/she had reasonable cause to believe that his/her conduct was unlawful.

(b)

The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection with the defense or settlement of such action or suit if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, EXCEPT, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his/her duty to the Trust unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

(c)

To the extent that a Trustee, employee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) above in defense of any claim, issue or matter therein, he/she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection therewith.

(d)

Except as provided in subsection (c) above, any indemnification under subsection (a) or (b) above (unless ordered by a court) shall be made by the Trust only as permitted under any applicable provisions of Title I of the Employee Retirement Income Security Act of 1974, as amended, and as authorized in the specific case upon a determination that indemnification of a Trustee, employee or officer is proper in the circumstances because he/she has met the applicable standard of conduct set forth in subsection (a), (b) or (h). Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion.

(e)

Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustee, employee or officer to repay such amount unless it shall ultimately be determined that he/she is entitled to be indemnified by the Trust as authorized in the Declaration of Trust; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

(f)

The indemnification provided shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of the Shareholders or disinterested Trustees or otherwise, both as to actions in his/her official capacity and as to actions in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(g)

The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, employee or officer of the Trust, or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against any liability asserted against him/her and incurred by him/her in any such capacity, or arising out of his/her status as such; provided, however, that the Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of the Employee Retirement Income Security Act of 1974, as amended.

(h)

Anything to the contrary in the foregoing subsections (a) through (g) above notwithstanding, no Trustee, employee or officer of the Trust shall be indemnified against any liability to the Trust or the Shareholders to which he/she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office, and no Trustee, employee or officer of the Trust shall be indemnified in any other case in which the 1940 Act would restrict or prohibit such indemnification.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

The business of Integrity Money Management, Inc., is summarized under "Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference.

The information required by this Item 26 with respect to each director, officer or partner of the Registrant's adviser, Integrity Money Management, Inc., is incorporated by reference to Form ADV filed by Integrity Money Management, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-33131).

The information required by this Item 26 with respect to each director, officer or partner of the Registrant's sub-adviser, SMH Capital Advisors, Inc., is incorporated by reference to Form ADV filed by SMH Capital Advisors, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-54089).

ITEM 27. PRINCIPAL UNDERWRITERS.

(a)

The principal underwriter of the Trust's shares, Integrity Funds Distributor, Inc., currently acts as a principal underwriter, depositor or investment adviser for the following other investment companies:

Integrity Managed Portfolios ND Tax-Free Fund, Inc. Montana Tax-Free Fund, Inc. Integrity Fund of Funds, Inc.

(b)	The information required by the following table is provided with respect to each director, officer or partner of each principal underwriter named in the response to Item 20.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
Laura K. Anderson 1 North Main Street Minot, North Dakota 58703	President Director	Treasurer
Peter A. Quist 1 North Main Street Minot, North Dakota 58703	Vice President Secretary Director	Vice President Secretary
John Carlson 1 North Main Street Minot, North Dakota 58703	Treasurer	None

(c)	Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant or Integrity Funds Distributor, Inc., each of which is located at 1 North Main Street, Minot, North Dakota 58703; and SMH Capital Advisors, Inc., 600 Travis, Houston, Texas 77002, the sub-adviser to the Integrity High Income Fund and the Integrity Total Return Income Fund.  Records relating to the duties of the Registrant's custodian are maintained by Wells Fargo Bank, NA., 801 Nicollet Mall, Suite 700, Minneapolis, Minnesota.

ITEM 29. MANAGEMENT SERVICES.

Not Applicable.

ITEM 30. UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Number 39 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minot and the State of North Dakota on the 30th day of April, 2008.

THE INTEGRITY FUNDS

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Number 39 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2008:

Signature	Title
/s/ Robert E. Walstad Robert E. Walstad	Director, Chairman of the Board and Interim President (Principal Executive Officer)
/s/ Laura K. Anderson Laura K. Anderson	Treasurer (Principal Financial and Accounting Officer)

Jerry M. Stai*	Director	)	By: /s/ Robert E. Walstad
Orlin W. Backes* R. James Maxson* Peter A. Quist*	Director Director Director, Vice President and Secretary	) ) )	Robert E. Walstad Attorney-in-Fact

*An original power of attorney authorizing Robert E. Walstad to execute any amendment to Registration Statement No. 33‑53698 for each of the trustees of the Registrant on whose behalf this Post‑Effective Amendment No. 39 to the Registration Statement is being filed has been executed and filed with the Securities and Exchange Commission with Post-Effective Amendment No. 37 to the Registration Statement.

EXHIBITS